General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
General and Administrative Expenses

10. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Administrative fees (Note 13)	10,398	8,963	7,838
Commercial management fees (Note 13)	5,400	5,400	5,400
Share-based compensation (Note 20)	1,034	1,158	1,908
Other expenses	2,922	3,880	3,814
Total	19,754	19,401	18,960